Financing Agreements	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Financing Agreements
Financing Agreements

Short-term Debt

The following table summarizes the Company’s short-term debt including the weighted average interest rate on short-term borrowings outstanding as of the dates indicated:

			Weighted Average Rate
	March 31, 2013	December 31, 2012	March 31, 2013	December 31, 2012
Commercial paper	$4.0	$192.0	1.10%	1.22%
Current portion of long-term debt(1)	317.2	872.6	4.19%	2.42%
Total	$321.2	$1,064.6
(1) See "Affiliated Financing Agreements" in the Related Party Transactions Note to these Condensed Consolidated Financial Statements.

Commercial Paper

The Company has a commercial paper program with an authorized capacity of $3.0 billion, which is guaranteed by ING V. The Company pays ING V 10 basis points ("bps") on the outstanding balance of the commercial paper program as a fee for this guarantee. The Company’s commercial paper borrowings have generally been used to fund the working capital needs of the Company’s subsidiaries and provide short-term liquidity.

Guaranteed Debt

The following amounts guaranteed by ING Group or ING V are included with the Company’s debt obligations as of the dates indicated:

	March 31, 2013	December 31, 2012
Commercial paper	$4.0	$192.0
Lion Connecticut Holdings Inc. debentures(1)	637.2	636.9
Total	$641.2	$828.9
(1) ING Group is guarantor to outstanding legacy debt securities originally issued by Aetna Services, Inc. (formerly Aetna Life and Casualty).

Long-term Debt

The following table summarizes the carrying value of the Company’s long-term debt securities issued and outstanding as of the dates indicated:

	Maturity	March 31, 2013	December 31, 2012
2.20% Syndicated Bank Term Loan, due 2014(1)	04/20/2014	$425.0	$1,350.0
6.75% Lion Connecticut Holdings Inc. debentures, due 2013(2)	09/15/2013	138.5	138.3
7.25% Lion Connecticut Holdings Inc. debentures, due 2023(2)	08/15/2023	158.2	158.1
7.63% Lion Connecticut Holdings Inc. debentures, due 2026(2)	08/15/2026	231.9	231.9
8.42% Equitable of Iowa Companies Capital Trust II Notes, due 2027	04/01/2027	13.9	13.9
6.97% Lion Connecticut Holdings Inc. debentures, due 2036(2)	08/15/2036	108.6	108.6
2.54% Lion Connecticut Holdings Inc. Floating Rate Note, due 2016	04/29/2016	500.0	500.0
1.00% Windsor Property Loan	06/14/2027	4.9	4.9
0.96% Surplus Floating Rate Note	12/31/2037	—	359.3
0.93% Surplus Floating Rate Note(3)	06/30/2037	329.1	329.1
5.5% Senior Notes, due 2022	07/15/2022	849.6	849.6
2.9% Senior Notes, due 2018	02/15/2018	998.3	—
Subtotal		3,758.0	4,043.7
Less: Current portion of long-term debt		317.2	872.6
Total		$3,440.8	$3,171.1
(1) On May 21, 2013, the outstanding loan balance was repaid.
(2) Guaranteed by ING Group.
(3) On April 19, 2013, the note was repaid.

As of March 31, 2013 and December 31, 2012, the Company was in compliance with all debt covenants.

Unsecured senior debt which consists of senior notes, fixed rate notes and other notes with varying interest rates rank highest in priority, followed by subordinated debt which consists of junior subordinated debt securities. Payments of interest and principal on the Company's surplus notes, which are subordinate to all other obligations at the issuer operating insurance company level and senior to obligations issued at ING U.S., Inc., may be made only with the prior approval of the insurance department of the state of domicile.

On July 13, 2012, the Company issued $850.0 in 5.5% unsecured Senior Notes due 2022 (the "2022 Notes") in a private placement with registration rights. The 2022 Notes are guaranteed by Lion Holdings. Interest is paid semi-annually, in arrears, on each January 15 and July 15, commencing on January 15, 2013.

On February 11, 2013, the Company issued $1.0 billion of unsecured 2.9% Senior Notes due 2018 in a private placement with registration rights (the “2018 Notes”). The 2022 Notes are guaranteed by Lion Holdings. Interest is paid semi-annually, in arrears, on each February 15 and August 15, commencing on August 15, 2013. ING Financial Markets, LLC, an affiliate, served as Joint Book Running Manager and was paid $0.3 for its services.

Under the Registration Rights Agreements associated with the 2022 Notes and the 2018 Notes, the Company and Lion Holdings agreed to use reasonable best efforts to cause a registration statement to be filed with the SEC within 365 days after the date of note issuance, or; if earlier, within 30 days after the effectiveness of any registration statement filed by the Company covering the IPO of the Company's equity securities. The registration statement will cover the offer to the holders of the notes to exchange the notes for new notes containing terms identical to the notes except for transfer restrictions.

During the three months ended March 31, 2013, the Company made payments totaling $850.0 on the Syndicated Bank Term Loan from the proceeds of the 2018 Notes.

Aetna Notes

ING Group guarantees various debentures of Lion Holdings that were assumed by Lion Holdings in connection with the Company's acquisition of Aetna's life insurance and related businesses in 2000 (the “Aetna Notes”). Concurrent with the completion of the Company's IPO, the Company entered into a shareholder agreement with ING Group that governs certain aspects of the Company's continuing relationship. The Company agreed in the shareholder agreement to reduce the aggregate outstanding principal amount of Aetna Notes to:

•	no more than $400.0 as of December 31, 2015;

•	no more than $300.0 as of December 31, 2016;

•	no more than $200.0 as of December 31, 2017;

•	no more than $100.0 as of December 31, 2018;

•	and zero as of December 31, 2019.

The reduction in principal amount of Aetna Notes can be accomplished, at the Company's option, through redemptions, repurchases or other means, but will also be deemed to have been reduced to the extent the Company posts collateral with a third-party collateral agent, for the benefit of ING Group, which may consist of cash collateral; certain investment-grade debt instruments; a letter of credit meeting certain requirements; or senior debt obligations of ING Group or a wholly owned subsidiary of ING Group (other than the Company or its subsidiaries).

If the Company fails to reduce the outstanding principal amount of the Aetna Notes, the Company agreed to pay a quarterly fee (ranging from 0.5% per quarter for 2016 to 1.25% per quarter for 2019) to ING Group based on the outstanding principal amount of Aetna Notes which exceed the limits set forth above.

Surplus Notes

On November 1, 2007 Whisperingwind II, LLC, an indirect wholly owned subsidiary of the Company, entered into a Variable Funding Surplus Note Purchase Agreement (the "WWII Purchase Agreement") with Structured Asset Repackaged Trust II, 2005-B (the "STARTS Trust"), a Delaware statutory business trust organized by HSBC Securities (USA), Inc. ("HSBC"), as part of an insurance securitization transaction. Under the WWII Purchase Agreement, Whisperingwind II is provided opportunity for issuance and sale, and for the STARTS Trust to purchase one or more floating rate variable funding surplus notes ("WWII Note"). On December 31, 2012, the Company executed a binding letter of intent with a third party reinsurer on behalf of RLI and Whisperingwind II, LLC, its indirect wholly owned subsidiary, to enter into a novation and recapture agreement related to an existing insurance securitization transaction. As a result, the carrying amount of the WWII Note of $359.3 was paid in full on January 3, 2013, and was cancelled.

On June 29, 2007, Whisperingwind III, LLC, an indirect wholly owned subsidiary of the Company, entered into a Variable Funding Surplus Note Purchase Agreement (the “WWIII Purchase Agreement”) with Structured Asset Repackaged Trust II, 2007-ING WWIII (the “WWIII STARTS Trust”), a Delaware statutory business trust organized by HSBC, as part of an insurance securitization transaction, supporting reserves ceded under a reinsurance agreement with an affiliate. Under the WWIII Purchase Agreement, Whisperingwind III is provided opportunity for issuance and sale, and for the WWIII STARTS Trust to purchase one or more floating rate variable funding surplus notes (the “WWIII Note”) up to an aggregate principal commitment amount of $498.8 with an available commitment period extending through June 30, 2037. Principal and interest repayments cannot be made without prior written approval (or written confirmation of non-disapproval) of the South Carolina Director of Insurance. In anticipation of receiving regulatory approval to redeem the WWIII Note, and upon the agreement of the ceding insurer, WWIII replaced the surplus note with LOCs totaling $305.0. Upon receiving regulatory approval, on April 19, 2013 WWIII executed a Redemption and Cancellation Agreement with WWIII STARTS Trust to redeem the WWIII Note in full. The carrying amount of the WWIII Note $329.1 was paid in full on April 19, 2013, and was cancelled.

Credit Facilities

The Company maintains credit facilities used primarily for collateral required under affiliated reinsurance transactions and also for general corporate purposes. As of March 31, 2013, unsecured and uncommitted credit facilities totaled $3.4 billion, unsecured and committed credit facilities totaled $8.9 billion and secured facilities totaled $275.0. Of the aggregate $12.6 billion ($4.5 billion with ING Bank, N.V. ("ING Bank", an affiliate)) capacity available, the Company utilized $8.5 billion ($2.7 billion with ING Bank) in credit facilities outstanding as of March 31, 2013. Total fees associated with credit facilities for the three months ended March 31, 2013, and 2012 were $45.4 and $55.2, respectively.

The following table outlines the Company's credit facilities, their dates of expiration, capacity and utilization as of March 31, 2013:

	Secured/ Unsecured	Committed/ Uncommitted	Expiration	Capacity	Utilization	Unused Commitment
Obligor / Applicant
ING U.S., Inc.(1) (2)	Unsecured	Committed	4/20/2015	$3,500.0	$2,220.8	$1,279.2
ING U.S., Inc. / Security Life of Denver International Limited, Roaring River LLC(1)	Unsecured	Uncommitted	2/28/2013	1,605.0	15.0	—
Security Life of Denver International Limited(1)(3)	Unsecured	Uncommitted	12/31/2031	1,500.0	1,500.0	—
ING U.S., Inc. / Security Life of Denver International Limited	Unsecured	Committed	8/19/2021	750.0	750.0	—
ING U.S., Inc. / Security Life of Denver International Limited	Unsecured	Committed	11/9/2021	750.0	750.0	—
Security Life of Denver International Limited(1)	Unsecured	Committed	12/31/2013	825.0	825.0	—
ING U.S., Inc. / Security Life of Denver International Limited	Unsecured	Committed	12/27/2022	500.0	500.0	—
ING U.S., Inc. / Security Life of Denver International Limited(1)	Unsecured	Uncommitted	6/30/2013	300.0	225.6	—
ReliaStar Life Insurance Company	Secured	Committed	Conditional	265.0	265.0	—
ING U.S., Inc. / Security Life of Denver International Limited	Unsecured	Committed	12/31/2025	475.0	475.0	—
ING U.S., Inc.	Unsecured	Uncommitted	Various dates	2.1	2.1	—
ING U.S., Inc.	Secured	Uncommitted	Various dates	10.0	4.7	—
ING U.S., Inc. / Roaring River III LLC	Unsecured	Committed	6/30/2022	1,151.2	488.0	663.2
ING U.S., Inc. / Roaring River II LLC	Unsecured	Committed	12/31/2019	995.0	485.0	510.0
Total				$12,628.3	$8,506.2	$2,452.4

Secured facilities				$275.0	$269.7	$—
Unsecured and uncommitted				3,407.1	1,742.7	—
Unsecured and committed				8,946.2	6,493.8	2,452.4
Total				$12,628.3	$8,506.2	$2,452.4

ING Bank				$4,480.0	$2,724.2	$91.4
(1) Refer to the Related Party Transactions Note to these Condensed Consolidated Financial Statements for information.
(2) On April 16, 2013, $305.0 of additional LOCs were issued to replace the WWIII Note which was cancelled.
(3) On May 14, 2013, the $1.5 billion contingent capital LOC facility was terminated. See the Subsequent Events Note to these Condensed Consolidated Financial Statements.

Financing Agreements

Short-term Debt

The following table summarizes the Company’s short-term debt including the weighted average interest rate on short-term borrowings outstanding as of December 31, 2012 and 2011:

			Weighted Average Rate
	2012	2011	2012	2011
Commercial paper	$192.0	$554.6	1.22%	1.19%
Current portion of long-term debt(1)(2)	872.6	500.0	2.42%	0.49%
Total	$1,064.6	$1,054.6
(1) See the "Credit Facilities" section of this note for information on the Term Loan Agreement of the Senior Credit Facility.
(2) See the "Affiliated Financing Agreements" in the Related Party Transactions note to these Consolidated Financial Statements.

Commercial Paper

The Company has a commercial paper program with an authorized capacity of $3.0 billion, which is guaranteed by ING V. The Company pays ING V 10 basis points ("bps") on the outstanding balance of the commercial paper program as a fee for this guarantee. The Company’s commercial paper borrowings have generally been used to fund the working capital needs of the Company’s subsidiaries and provide short-term liquidity.

Guaranteed Debt

The following amounts guaranteed by ING Group or ING V are included with the Company’s debt obligations as of December 31, 2012 and 2011:

	2012	2011
Commercial paper	$192.0	$554.6
Lion Connecticut Holdings Inc. debentures(1)	636.9	635.8
Total	$828.9	$1,190.4
(1) ING Group is guarantor to outstanding legacy debt securities originally issued by Aetna Services, Inc. (formerly Aetna Life and Casualty).

Long-term Debt

The following table summarizes the carrying value of the Company’s long-term debt securities issued and outstanding as of December 31, 2012 and 2011:

	Maturity	2012	2011
2.21% Syndicated Bank Term Loan, due 2014(1)	04/20/2014	$1,350.0	$—
6.75% Lion Connecticut Holdings Inc. debentures, due 2013(2)	09/15/2013	138.3	137.9
7.25% Lion Connecticut Holdings Inc. debentures, due 2023(2)	08/15/2023	158.1	157.6
7.63% Lion Connecticut Holdings Inc. debentures, due 2026(2)	08/15/2026	231.9	231.6
8.42% Equitable of Iowa Companies Capital Trust II notes, due 2027	04/01/2027	13.9	14.0
6.97% Lion Connecticut Holdings Inc. debentures, due 2036(2)	08/15/2036	108.6	108.7
2.56% Lion Connecticut Holdings Inc. Floating Rate Note, due 2016(3)	04/29/2016	500.0	500.0
1.00% Windsor Property Loan	06/14/2027	4.9	4.9
0.96% Surplus Floating Rate Note(4)	12/31/2037	359.3	359.3
0.96% Surplus Floating Rate Note	06/30/2037	329.1	329.1
5.5% Senior Notes, due 2022	07/15/2022	849.6	—
Subtotal		4,043.7	1,843.1
Less: Current portion of long-term debt		872.6	500.0
Total		$3,171.1	$1,343.1
(1) See the "Credit Facilities" section of this note for information on the Term Loan Agreement of the Senior Credit Facility.
(2) Guaranteed by ING Group.
(3) See the "Affiliated Financing Agreements" in the Related Party Transactions note to these Consolidated Financial Statements.
(4) On January 3, 2013, the note was repaid. See the "Surplus Notes" section of this note below.

As of December 31, 2012 and 2011, the Company was in compliance with all debt covenants.

Unsecured senior debt which consists of senior notes, fixed rate notes and other notes with varying interest rates rank highest in priority, followed by subordinated debt which consists of junior subordinated debt securities. Payments of interest and principal on the Company's surplus notes, which are subordinate to all other obligations at the issuer operating insurance company level and senior to obligations issued at ING U.S., Inc., may be made only with the prior approval of the insurance department of the state of domicile.

On July 13, 2012, the Company issued $850.0 in 2022 Notes in a private placement with registration rights. The 2022 Notes are guaranteed by Lion Connecticut Holdings Inc., a wholly owned subsidiary of the Company. Interest is paid semi-annually on each January 15 and July 15, commencing on January 15, 2013. ING Financial Markets, LLC, an affiliate, served as Joint Book Running Manager and was paid $0.3 for its services. The Company used the proceeds of the 2022 Notes to repay $500.0 of the direct borrowings under the Revolving Credit Agreement. The remaining proceeds of the 2022 Notes were used for general corporate purposes including the retirement of commercial paper.

On February 11, 2013, the Company issued $1.0 billion of unsecured 2.9% Senior Notes due 2018 in a private placement with registration rights (the “2018 Notes”). During February 2013, the Company made payments totaling $850.0 on the Syndicated Bank Term from the proceeds of the 2018 Notes. Refer to the Subsequent Events note to these Consolidated Financial Statements for additional information.

Aggregate amounts of future principal payments of long-term debt for the next five years and thereafter are as follows:

2013(1)	$—
2014	975.0
2015	—
2016	500.0
2017	—
Thereafter	1,703.1
Total	$3,178.1
(1) Excludes current portion of long-term debt.

Surplus Notes

On September 30, 2010, after receiving all necessary regulatory approvals, Whisperingwind I, LLC, an indirect wholly owned subsidiary of the Company, revised its securitization structure by terminating the Variable Funding Surplus Note Purchase Agreement (“WWI Purchase Agreement”) with Deutsche Bank AG, Cayman Islands Branch and replacing it with a Credit Facility Agreement with Deutsche Bank AG, New York Branch which was guaranteed by ING V. Upon termination of the WWI Purchase Agreement, Whisperingwind I repaid the outstanding surplus notes principal balance of $198.4. Concurrently, the Company, as applicant, established a letter of credit ("LOC") with an initial posted amount of $180.0. The issuer of the LOC was Deutsche Bank AG, New York Branch, and the beneficiary of the LOC was RLI. This facility has been replaced with a portion of the funding provided by a reimbursement agreement entered into with a third-party bank on September 6, 2012.

On November 1, 2007, Whisperingwind II, LLC, an indirect wholly owned subsidiary of the Company, entered into a Variable Funding Surplus Note Purchase Agreement (the “WWII Purchase Agreement”) with Structured Asset Repackaged Trust II, 2005-B (the “STARTS Trust”), a Delaware statutory business trust organized by HSBC Securities (USA), Inc. (“HSBC”), as part of an insurance securitization transaction. Under the WWII Purchase Agreement, Whisperingwind II is provided opportunity for issuance and sale, and for the STARTS Trust to purchase one or more floating rate variable funding surplus notes (the “WWII Note”) up to an aggregate principal commitment amount of $459.2 with an available commitment period extending through December 31, 2037. The carrying value and par value of the WWII Note at December 31, 2012 and 2011 was $359.3 and $359.3, respectively.

The WWII Note bears interest at a variable rate equal to LIBOR plus periodic adjustments as defined by the WWII Purchase Agreement. Principal and interest repayments cannot be made without prior written approval (or written confirmation of non-disapproval) of the South Carolina Director of Insurance, who can prohibit such payments on the WWII notes if certain statutory capital requirements are not met. Whisperingwind II met these requirements at December 31, 2012 and 2011. Interest paid for the years ended December 31, 2012, 2011 and 2010 was $4.1, $3.1 and $3.2, respectively.

On December 31, 2012, the Company executed a binding letter of intent with a third party reinsurer on behalf of RLI and Whisperingwind II, LLC, its indirect wholly owned subsidiaries, to enter into a novation and recapture agreement related to an existing insurance securitization transaction. As a result, the WWII Note was repaid on January 3, 2013 and recorded as Short-term debt in the December 31, 2012 Consolidated Balance Sheets.

On June 29, 2007, Whisperingwind III, LLC, an indirect wholly owned subsidiary of the Company, entered into a Variable Funding Surplus Note Purchase Agreement (the “WWIII Purchase Agreement”) with Structured Asset Repackaged Trust II, 2007-ING WWIII (the “WWIII STARTS Trust”), a Delaware statutory business trust organized by HSBC, as part of an insurance securitization transaction. Under the WWIII Purchase Agreement, Whisperingwind III is provided opportunity for issuance and sale, and for the WWIII STARTS Trust to purchase one or more floating rate variable funding surplus notes (the “WWIII Note”) up to an aggregate principal commitment amount of $498.8 with an available commitment period extending through June 30, 2037. The carrying value and par value of the WWIII Note at December 31, 2012 and 2011 was $329.1 and $329.1, respectively. The WWIII Note bears interest at a variable rate equal to LIBOR plus periodic adjustments as defined by the WWIII Purchase Agreement. Principal and interest repayments cannot be made without prior written approval (or written confirmation of non-disapproval) of the South Carolina Director of Insurance, who can prohibit such payments on the WWIII Notes if certain statutory capital requirements are not met. Whisperingwind III met these requirements at December 31, 2012 and 2011. Interest paid for the years ended December 31, 2012, 2011 and 2010 was $3.7, $3.0 and $3.1, respectively.

Windsor Property Loan

On June 16, 2007, the State of Connecticut acting on behalf of the Department of Economic and Community Development (“DECD”) loaned ILIAC $9.9 (the “DECD Loan”) in connection with the development of a corporate office facility located at One Orange Way, Windsor, Connecticut (the “Windsor Property”). The loan has a term of twenty years and bears an annual interest rate of 1.00%. As long as no defaults have occurred under the loan, no payments of principal or interest are due for the initial ten years of the loan. For the second ten years of the DECD Loan term, ILIAC is obligated to make monthly payments of principal and interest.

The DECD Loan provided for loan forgiveness during the first five years of the term at varying amounts up to $5.0 if ILIAC and its affiliates met certain employment thresholds at the Windsor Property during that period. On December 1, 2008, the DECD determined that the Company had met the employment thresholds for loan forgiveness and, accordingly, forgave $5.0 of the DECD Loan to ILIAC in accordance with the terms of the DECD Loan. The DECD Loan provides additional loan forgiveness at varying amounts up to $4.9 if ILIAC and its ING affiliates meet certain employment thresholds at the Windsor Property during years five through ten of the loan. ILIAC’s obligations under the DECD Loan are secured by an unlimited recourse guaranty from ING North America Corporation. In November 2012, ILIAC provided a letter of credit to the DECD in the amount of $10.6 as security for its repayment obligations with respect to the loan.

As of December 31, 2012 and 2011, the amount of the loan outstanding was $4.9 and $4.9, respectively, which was reflected in Long-term debt on the Consolidated Balance Sheets.

Credit Facilities

The Company maintains credit facilities used primarily for collateral required under affiliated reinsurance transactions and also for general corporate purposes. As of December 31, 2012, unsecured and uncommitted credit facilities totaled $3.4 billion, unsecured and committed credit facilities totaled $8.9 billion and secured facilities totaled $275.0. Of the aggregate $12.6 billion ($4.5 billion with ING Bank, N.V. ("ING Bank", an affiliate)) capacity available, the Company utilized $8.2 billion ($2.7 billion with ING Bank) in credit facilities outstanding as of December 31, 2012. Total fees associated with credit facilities for the years ended December 31, 2012, 2011 and 2010 were $223.2, $103.4 and $104.0, respectively.

The following table outlines the Company's credit facilities, their dates of expiration, capacity and utilization as of December 31, 2012:

	Secured/ Unsecured	Committed/ Uncommitted	Expiration	Capacity	Utilization	Unused Commitment
Obligor / Applicant
ING U.S., Inc.(1)	Unsecured	Committed	4/20/2015	$3,500.0	$1,953.8	$1,546.2
ING U.S., Inc. / Security Life of Denver International Limited, Roaring River LLC(1)	Unsecured	Uncommitted	2/28/2013	1,605.0	30.1	—
Security Life of Denver International Limited(1)	Unsecured	Uncommitted	12/31/2031	1,500.0	1,500.0	—
ING U.S., Inc. / Security Life of Denver International Limited	Unsecured	Committed	8/19/2021	750.0	750.0	—
ING U.S., Inc. / Security Life of Denver International Limited	Unsecured	Committed	11/9/2021	750.0	750.0	—
Security Life of Denver International Limited(1)	Unsecured	Committed	12/31/2013	825.0	825.0	—
ING U.S., Inc. / Security Life of Denver International Limited	Unsecured	Committed	12/27/2022	500.0	500.0	—
ING U.S., Inc. / Security Life of Denver International Limited(1) (2)	Unsecured	Uncommitted	6/30/2013	300.0	225.6	—
ReliaStar Life Insurance Company	Secured	Committed	Conditional	265.0	265.0	—
ING U.S., Inc. / Security Life of Denver International Limited	Unsecured	Committed	12/31/2025	475.0	475.0	—
ING U.S., Inc.	Unsecured	Uncommitted	Various dates	2.1	2.1	—
ING U.S., Inc.	Secured	Uncommitted	Various dates	10.0	4.7	—
ING U.S., Inc. / Roaring River III LLC	Unsecured	Committed	6/30/2022	1,151.2	445.0	706.2
ING U.S., Inc. / Roaring River II LLC	Unsecured	Committed	12/31/2019	995.0	465.0	530.0
Total				$12,628.3	$8,191.3	$2,782.4

Secured facilities				$275.0	$269.7	$—
Unsecured and uncommitted				3,407.1	1,757.8	—
Unsecured and committed				8,946.2	6,163.8	2,782.4
Total				$12,628.3	$8,191.3	$2,782.4

ING Bank				$4,480.0	$2,720.2	$110.4
(1) Refer to the Related Party Transactions note to these Consolidated Financial Statements for information.
(2) This facility was amended on October 4, 2012 to extend the availability to issue LOCs until June 30, 2013.

On April 20, 2012, the Company entered into a $5.0 billion unsecured Senior Credit Facility ("Credit Facility") with a syndicate of banks, replacing financing that was either internally funded or guaranteed by ING V. The Credit Facility is guaranteed by Lion Connecticut Holdings Inc., a wholly owned subsidiary of the Company. As part of the Credit Facility, the Company entered into a $3.5 billion committed Revolving Credit Agreement ("Revolving Credit Agreement") and a $1.5 billion syndicated Term Loan Agreement ("Term Loan Agreement").

The Revolving Credit Agreement includes a $3.5 billion LOC facility with a revolving credit borrowing sublimit of $1.5 billion. Under the terms of the Revolving Credit Agreement, the revolving credit borrowing sublimit will be reduced by 50% of any debt securities issued by the Company, to a minimum of $750.0. The total amount of LOCs and revolving credit borrowings outstanding at any time may not exceed $3.5 billion. The Revolving Credit Agreement expires on April 20, 2015 at which time any outstanding borrowings are due. The Company must collateralize any LOCs outstanding as of the expiration date of the facility. As of December 31, 2012, $2.0 billion of LOCs were outstanding under the Revolving Credit Agreement. Of this total, LOCs issued by ING Bank amount to $139.6. The costs of the Revolving Credit Agreement vary depending on the current credit rating of the Company. Currently, the Company pays interest equal to LIBOR plus 200 bps on direct borrowings and an issuance fee of 200 bps for LOCs.

As of December 31, 2012, there were no amounts outstanding as revolving credit borrowings. On July 17, 2012, the Company repaid $500.0 of revolving credit borrowings with proceeds from the issuance of the 2022 Notes. Concurrently, as a result of the issuance of the 2022 Notes, the revolving credit borrowing sublimit was reduced by 50% of the issuance to $1,075.0. As a member of the syndicate which entered into the Revolving Credit Agreement, ING Bank committed up to $250.0 in financing. ING Bank acted as Joint Lead Arranger, Joint Book Manager and Documentation Agent for these transactions. For these services, ING Bank received various fees totaling $3.3.

As part of the Credit Facility, the Company borrowed $1.5 billion under the Term Loan Agreement. The Company pays interest that varies based on its current credit rating. Currently, the interest rate is equal to LIBOR plus 200 bps. The Company is required to make principal payments totaling 5.0% of the original borrowing amount each 3 months for the first 12 months and 7.5% each 3 months for the second 12 months. The Term Loan Agreement expires on April 20, 2014 at which time all remaining borrowed amounts are due.